N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Effective May 1, 2026, the following American Funds Insurance Series fund names will be updated as follows:

FORMER FUND NAME	NEW FUND NAME
American Funds® IS Global Small Capitalization Fund	American Funds® IS SMALLCAP World Fund
American Funds® IS International Fund	American Funds® IS EUPAC Fund
American Funds® IS Managed Risk International Fund	American Funds® IS Managed Risk EUPAC Fund

American Funds® IS EUPAC Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS EUPAC Fund
American Funds® IS Managed Risk EUPAC Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Managed Risk EUPAC Fund
American Funds® IS SMALLCAP World Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS SMALLCAP World Fund